Risk Report - Credit Risk Management - IFRS 9 2 Focus areas - Parenthetical information (Detail: Text Values) € in Billions	12 Months Ended
Dec. 31, 2024 EUR (€)
CRM IFRS 9 Focus areas [Abstract]
Credit losses over multiple years assuming stress-tested CRE portfolio	€ 1.2